Property and Equipment, Net - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 61,320,332	¥ 34,417,668	¥ 22,398,968